Provisions - Schedule of status and changes of the defined benefit obligations (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 08, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid due to settlements		€ (179)	€ 0	€ 0
Spain
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses		(295)
Spain | Present value of defined benefit obligation | Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period		2,891	3,419	5,494
Incorporation of Group companies, net		0	6	0
Current service cost		3	5	10
Interest cost		78	36	39
Pre-retirement cost		0	0	0
Effect of curtailment/settlement	€ (38)	(8)	(61)	(372)
Benefits paid		(258)	(248)	(359)
Benefits paid due to settlements	€ (166)	0	(166)	(1,551)
Past service cost		2	13	2
Actuarial (gains)/losses		(631)	(121)	163
Demographic actuarial (gains)/losses		2	9	91
Financial actuarial (gains)/losses		(633)	(130)	72
Exchange differences and other items		(1)	8	(7)
Net defined benefit liability (asset) at end of period		2,076	2,891	3,419
Spain | Present value of defined benefit obligation | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period		1,198	1,707	1,335
Incorporation of Group companies, net		0	0	0
Current service cost		1	1	1
Interest cost		25	11	9
Pre-retirement cost		92	139	772
Effect of curtailment/settlement		0	(55)	(15)
Benefits paid		(346)	(589)	(392)
Benefits paid due to settlements		0	0	0
Past service cost		0	0	0
Actuarial (gains)/losses		(68)	(15)	(3)
Demographic actuarial (gains)/losses		(5)	(8)	(8)
Financial actuarial (gains)/losses		(63)	(7)	5
Exchange differences and other items		1	(1)	0
Net defined benefit liability (asset) at end of period		€ 903	€ 1,198	€ 1,707